Equity-based compensation - Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of share options outstanding in share-based payment arrangement | shares	841,305	1,077,840
Number of share options granted in share-based payment arrangement | shares	137,115	124,566
Number of share options exercised in share-based payment arrangement | shares	(123,781)	(351,448)
Number of share options forfeited in share-based payment arrangement | shares	(4,969)	(9,653)
Number of share options outstanding in share-based payment arrangement | shares	849,670	841,305
Number of share options exercisable in share-based payment arrangement | shares	568,481	408,115
Granted (in CAD per share) | $ / shares	$ 109.42	$ 123.63
Outstanding - beginning of year (in CAD per share) | $ / shares	76.19	66.64
Exercised (in CAD per share) | $ / shares	59.81	62.83
Expired/Cancelled (in USD per share) | $ / shares	85.54	108.40
Outstanding - end of year (in CAD per share) | $ / shares	83.59	76.19
Exercisable - end of year (in CAD per share) | $ / shares	$ 75.63	$ 62.71